-----------------------------
                                                          OMB APPROVAL
                                                -----------------------------
                                                OMB Number:         3235-0006
                                                Expires:    December 31, 2009
                                                Estimated average
                                                   burden hours per
                                                   response:............22.6
                                                ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/s/ Ron Ray                    NEW YORK, NEW YORK           MAY 9, 2008
-----------------------    ---------------------------  ------------------
     [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                       ------------------

Form 13F Information Table Entry Total:                                32
                                                       ------------------

Form 13F Information Table Value Total:                          $504,016
                                                       ------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        -------------------------          ------------------

         None.


                                                             Para Advisors, LLC.
                                                         Form 13F Information Table
                                                        Quarter ended March 31, 2008

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                 Fair Market Shares or
                                                    Value    Principal SH/ Put/       Shared  Shared Other
Issuer                   Title of       Cusip        (in       Amount  PRN Call  Sole Defined Other  Managers   Sole   Shared None
                           Class        Number    thousands)
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                   COM         013817101   $22,538   625,000  SH        Sole                          625,000
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc            COM         02209S103    $4,440   200,000  SH        Sole                          200,000
------------------------------------------------------------------------------------------------------------------------------------
America Movil Sab De        SPON ADR    02364W105   $25,476   400,000  SH        Sole                          400,000
CV                          L SHS
------------------------------------------------------------------------------------------------------------------------------------
Brink's                     COM         109696104   $13,436   200,000  SH        Sole                          200,000
------------------------------------------------------------------------------------------------------------------------------------
Bunge Ltd                   COM         G16962105   $19,548   225,000  SH        Sole                          225,000
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe                    COM         12189T104   $13,833   150,000  SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------
CNET Networks Inc           COM         12613R104    $4,615   650,000  SH        Sole                          650,000
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                    COM         126408103   $22,428   400,000  SH        Sole                          400,000
------------------------------------------------------------------------------------------------------------------------------------
Diebold Inc                 COM         253651103    $3,755   100,000  SH        Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran            COM         35671D857   $26,461   275,000  SH        Sole                          275,000
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co   COM         382550101   $14,190   550,000  SH        Sole                          550,000
------------------------------------------------------------------------------------------------------------------------------------
KBR Inc                     COM         48242W106    $5,546   200,000  SH        Sole                          200,000
------------------------------------------------------------------------------------------------------------------------------------
                            COM PAR
Kaiser Aluminum             $0.01       483007704   $34,650   500,000  SH        Sole                          500,000
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern        COM NEW     485170302   $32,088   800,000  SH        Sole                          800,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft                   COM         594918104   $24,123   850,000  SH        Sole                          850,000
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy                  COM NEW     629377508    $9,748   250,000  SH        Sole                          250,000
------------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co            COM         62985Q101   $12,690   600,000  SH        Sole                          600,000
------------------------------------------------------------------------------------------------------------------------------------
Nymex Holdings Inc          COM         62948N104   $15,860   175,000  SH        Sole                          175,000
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                COM         747525103   $26,650   650,000  SH        Sole                          650,000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd            COM         806857108   $23,925   275,000  SH        Sole                          275,000
------------------------------------------------------------------------------------------------------------------------------------
Target Corporation          COM         87612E106    $1,267    25,000  SH        Sole                           25,000
------------------------------------------------------------------------------------------------------------------------------------
Teradata Corp               COM         88076W103   $13,236   600,000  SH        Sole                          600,000
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum             COM         903914109   $21,313   275,000  SH        Sole                          275,000
------------------------------------------------------------------------------------------------------------------------------------
United Technologies         COM         913017109   $18,926   275,000  SH        Sole                          275,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                 Fair Market Shares or
                                                    Value    Principal SH/ Put/       Shared  Shared Other
Issuer                   Title of       Cusip        (in       Amount  PRN Call  Sole Defined Other  Managers   Sole   Shared None
                           Class        Number    thousands)
------------------------------------------------------------------------------------------------------------------------------------
WABCO Holdings              COM          92927K102   $15,967   350,000  SH       Sole                          350,000
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc            COM          969457100   $35,454 1,075,000  SH       Sole                        1,075,000
------------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc                   COM          984332106   $28,930 1,000,000  SH       Sole                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Grace W R & Co Del New      COM          38388F108    $3,480     7,500  SH CALL  Sole                            4,500
------------------------------------------------------------------------------------------------------------------------------------
Target Corporation          COM          87612E106    $3,260     4,000  SH CALL  Sole                            4,000
------------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc                   COM          984332106      $238     2,500  SH CALL  Sole                            2,500
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                     UNIT SER 1   78462F103    $4,220    20,000  SH PUT   Sole                           20,000
------------------------------------------------------------------------------------------------------------------------------------
                            SBI
Select Sector SPDR TR       MATERIALS    81369Y100    $1,725    15,000  SH PUT   Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                             $504,016
(in thousands)

